RELATED PARTY TRANSACTIONS (Details 1) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Related Party Transactions Details 1Abstract
Salaries and short-term employee benefits	$ (2,024)	$ (1,759)
Share-based compensation	(1,881)	(1,522)
Termination benefits	(481)	0
Key management personnel compensation	$ (4,386)	$ (3,281)